Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

10. Subsequent events

In August 2025, CureVac SE and CureVac Manufacturing GmbH (together, in this Note, “CureVac”) and GlaxoSmithKline Biologicals SA (“GSK”), entered into arrangements with BioNTech SE and BioNTech Manufacturing GmbH (together, in this Note, “BioNTech”) and Pfizer, Inc. (“Pfizer”) to resolve the pending patent litigation among CureVac, BioNTech and Pfizer in the United States and to establish a framework for resolving litigation and allegations of patent infringement among CureVac, BioNTech and Pfizer outside the U.S. upon the closing of BioNTech’s acquisition of CureVac. As a result of these settlement arrangements, CureVac, BioNTech, and Pfizer filed a Stipulation and Order with the United States District Court for the Eastern District of Virginia, dismissing with prejudice CureVac’s action for patent infringement relating to certain CureVac patents.

Under the terms of the settlement arrangements, BioNTech received a non-exclusive license from CureVac to manufacture, use, import into the U.S., and sell mRNA-based COVID-19 and/or influenza products (“Licensed Products”). This non-exclusive license will be expanded into a worldwide license upon the closing of BioNTech’s acquisition of CureVac. In addition, BioNTech and Pfizer will receive a release from all claims relating to alleged infringement of CureVac and GSK patents in connection with the research, development, manufacture, or sale of the Pfizer-BioNTech COVID-19 vaccine in the U.S. prior to January 1, 2025, and, following the closing of the acquisition, a release from all such claims worldwide.

Pursuant to the settlement arrangements, BioNTech agreed to pay (or cause to be paid) (i) USD 370,000k to GSK within five days after the entry of the dismissal order and (ii) USD 370,000k to CureVac within five days of the earlier to occur of (a) the termination of the Purchase Agreement governing the Transaction or (b) the closing of the exchange offer. BioNTech will pay a 1% royalty on U.S. sales of licensed products to both GSK and CureVac effective as of January 1, 2025. Additionally, CureVac will receive USD 50,000k from GSK for monetizing a portion of U.S. product royalties due under its existing license agreement (2024 GSK Agreement). Following the closing of BioNTech’s acquisition of CureVac, BioNTech will pay GSK a 1% royalty on rest-of-world sales of Licensed Products from January 1, 2025, onwards.